Short-Term Borrowings (Details)			6 Months Ended
	May 31, 2025 USD ($)	May 31, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Short-Term Borrowings [Line Items]
Interest Expense, Short-Term Borrowings			$ 626,619	$ 608,638
Weighted average interest rates of short-term loans outstanding			6.48%	4.21%
Shanghai Xiaoi [Member]
Short-Term Borrowings [Line Items]
Repayment of loan principal	$ 3,494,913	¥ 25,036,162.25